NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Country of incorporation	British Columbia, Canada
Date of incorporation	December 28, 2000
Accumulated losses	$ (5,826,788)	$ (5,176,116)
Working capital deficiency	$ (151,759)